Segment Reporting (Details)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2022 segment	Mar. 31, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Number of Operating Segments	2	2
Number of Mining Pool Operators	1	1
Number of Suppliers	1	1		1
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer A
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	21.40%		14.40%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer B
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	11.40%		0.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer C
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	0.00%		10.20%
Cost of Goods and Service, Product and Service Benchmark | Supplier Concentration Risk | Vendor A
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	100.00%		0.00%
Accounts Receivable | Customer Concentration Risk | Customer A
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	21.80%		26.30%
Accounts Receivable | Customer Concentration Risk | Customer B
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	20.80%		25.50%
Accounts Receivable | Customer Concentration Risk | Customer C
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	14.40%		0.00%
Accounts Receivable | Customer Concentration Risk | Customer D
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	12.80%		19.60%
Accounts Receivable | Customer Concentration Risk | Customer E
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	0.00%		10.60%